13F-HR
          09/30/2001

           0000846633
           e$e3akrv

          NONE
     1

          STEVE WALLACE
         (703) 243-4433

      stevew@sipemi.com

            13F-HR/A
       FORM 13F COMBINATION REPORT
               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549


FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2001 Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      12/03/2001

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-06558            American Express Asset Management
 2   028-06044            CRA Real Estate Securities
 3   028-05582            First Quadrant Corp.
 4   028-04099            Loomis, Sayles and Co.
 5   028-02842            Numeric Investors, L.P.
 6   028-00290            The Northern Trust Co.
 7   028-4372             Westpeak Investment Advisers
 8   028-00490            Batterymarch
 9   028-00620            Mellon Bank, N.A.
10   028-04853            LaSalle Investment  Management
11   028-5416             Denver Investment Advisers

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

FORM 13F Information Table Entry Total:                 3
FORM 13F Information Table Value Total:                          12,619

List of other Included Managers:
No.    13F File #         Name

  1                  Polaris Capital

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL   SH/    INVESTMENT   OTHER          (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT     PRN    DISCRETION   MNGRS    SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
GSI Lumonics		      COM    36229U102	     208	   30,600       SH      SOLE         01     30,600
IShares			    Russell  464287689      9152          159,720       SH      SOLE               159,720
IShares                      MSCI    464286848      3259          388,000       SH      SOLE               388,000